Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

ECMC Group, Inc. (the “Company”)

J.P. Morgan Securities LLC (“J.P. Morgan”)

(together, the “Specified Parties”)

Re: ECMC Group Student Loan Trust 2024-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “ECMC 2024-1 Loan Tape 20240531 Base_LessPi.xlsx” provided by the Company on July 15, 2024, containing information on 33,966 student loans (the “Student Loans”) as of May 31, 2024 (the “Data File”), which we were informed are intended to be included as collateral in the offering by ECMC Group Student Loan Trust 2024-1. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, number of days with respect to Initial Repayment Start Date, and number of months with respect to Remaining Term were within $1.00, 0.1%, 5 days, and 1 month, respectively.

•	The term “SLS System” means Nelnet, Inc.’s (“Nelnet”) servicing system for student loans serviced by Nelnet.

•	The term “Final Data File” means an electronic data file entitled “ECMC 2024-1 Loan Tape 20240731 Base_KPMG_LessPi.xlsx” provided by the Company on August 30, 2024, containing information on 34,129 student loans as of July 31, 2024, which we were informed are intended to be included as collateral in the offering by ECMC Group Student Loan Trust 2024-1.

•	The term “ECMC Nelnet System Codes Document” means the following (attached hereto as Exhibit B):

–	a document provided by the Company on August 3, 2024, containing code definitions related to Loan Type, Loan Status, and Guarantor and

–	a mapping provided by Nelnet, on behalf of the Company, on September 3, 2024, of Loan Type to Subsidy Indicator.

•	The term “ECMC Nelnet School Type Document” means a document provided by the Company on August 1, 2024, containing code definitions related to School Type.

•	The term “ECMC Interest Rate Document” means a document provided by the Company containing annually variable interest rate information applicable to Federal loan programs for the period of July 1, 2023 to June 30, 2024, issued by the U.S. Department of Education dated June 29, 2023, attached hereto as Exhibit C.

•	The term “Transaction History Document” means a document provided by the Company related to the transaction histories for the Selected Student Loans (defined below) from May 31, 2024 to July 31, 2024.

•	The term “Nelnet Screenshots” means electronic screenshots for the Selected Student Loans provided by the Company or provided by Nelnet, on behalf of the Company, containing information from the SLS system:

–	Inquire Loan File, Page 1 Screen, Inquire Group File, Page 1 Screen (used for Selected Student Loans that are income-based repayment (“IBR”), Display Borrower Groups – All Screen, and Deferment/Forbearance History By Date Screen

•	The term “Loan File” means the ECMC Nelnet System Codes Document, ECMC Nelnet School Type Document, ECMC Interest Rate Document, Transaction History Document, and Nelnet Screenshots. The Company represented that the Loan File was either the original Loan File, a copy of the original Loan File, and/or a copy of electronic records contained within the SLS System. We make no representation regarding the validity, enforceability, authenticity or accuracy of any information in the Loan Files.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Exhibit D.

•	The term “Provided Information” means the Loan File and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 100 Student Loans (the “Selected Student Loans”) from the Data File. A listing of the Selected Student Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Student Loans we were instructed to randomly select from the Data File.

B.	For each Selected Student Loan, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Loan File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan File or the inability to agree the indicated information from the Data File to the Loan File for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Loan File information is listed in the order of priority.

Attribute	Provided Information
Origination Date	“Guaranteed” field on Inquire Loan File, Page 1 Screen.
Loan Type	“Loan Type” field on Inquire Loan File, Page 1 Screen and ECMC Nelnet System Codes Document.
Interest Rate Type	“Var ID” field on Inquire Loan File, Page 1 Screen and Instructions.

Attribute	Provided Information
Current Statutory Borrower Interest Rate

For Selected Student Loans that are fixed rate (identified as “Fixed” in the Fixed/Floating field in the Data File): “Int Rate” field on Inquire Loan File, Page 1 Screen.

For Selected Student Loans that are variable rate (identified as “Floating” in the Fixed/Floating field in the Data File), ECMC Interest Rate Document and Instructions.

Current Loan Balance	“Curr Principal” field on Inquire Loan File, Page 1 Screen, and Transaction History Document, and Instructions.
Remaining Term	“Remaining” field on Inquire Loan File, Page 1 Screen, “No. Pmts Remaining” field on Inquire Group File, Page 1 Screen, Display Borrower History Screen, Deferment/Forbearance History by Date Screen and Instructions.
First Disbursement Date	“1st Disb Date” field on Inquire Loan File, Page 1 Screen.
Loan Status	“Status” field on Inquire Loan File, Page 1 Screen, ECMC Nelnet System Codes Document, Transaction History Document, and Instructions.
School Type	“School” field and “Loan Type” field on Inquire Loan File, Page 1 Screen, ECMC Nelnet School Type Document, and Instructions.
Initial Repayment Start Date	“Grad/Sep Date” field, “Conversion” field on Inquire Loan File, Page 1 Screen.
Last Payment Date	“Lst Pmt Dt” field on Display Borrower Groups – All Screen, Transaction History Document, and Instructions.
Guarantor	“Guar Agency” field on Inquire Loan File, Page 1 Screen and ECMC Nelnet System Codes Document.
State	“Addr” field on Display Borrower Groups – All Screen.
Subsidy Indicator	“Gov Sub Sts” field or “Loan Type” field on Inquire Loan File, Page 1 Screen, and ECMC Nelnet System Codes Document.

We found such information to be in agreement, except as listed in Exhibit E.

C.	We were instructed by the Company to perform Procedure B related to the Subsidy Indicator in the Final Data File for the Selected Loans. Excluding the 5 Selected Student Loans which were not included in the Final Data File (Selected Student Loans #1, #14, #29, #34, and #49), the information regarding the Selected Student Loans related to the Subsidy Indicator in the Final Data File was found to be in agreement with the Provided Information.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student loans that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

September 9, 2024

Exhibit A

The Selected Student Loans

Selected Student Loan Number	Student Loan ID	Selected Student Loan Number	Student Loan ID	Selected Student Loan Number	Student Loan ID	Selected Student Loan Number	Student Loan ID
1	20241001	26	20241026	51	20241051	76	20241076
2	20241002	27	20241027	52	20241052	77	20241077
3	20241003	28	20241028	53	20241053	78	20241078
4	20241004	29	20241029	54	20241054	79	20241079
5	20241005	30	20241030	55	20241055	80	20241080
6	20241006	31	20241031	56	20241056	81	20241081
7	20241007	32	20241032	57	20241057	82	20241082
8	20241008	33	20241033	58	20241058	83	20241083
9	20241009	34	20241034	59	20241059	84	20241084
10	20241010	35	20241035	60	20241060	85	20241085
11	20241011	36	20241036	61	20241061	86	20241086
12	20241012	37	20241037	62	20241062	87	20241087
13	20241013	38	20241038	63	20241063	88	20241088
14	20241014	39	20241039	64	20241064	89	20241089
15	20241015	40	20241040	65	20241065	90	20241090
16	20241016	41	20241041	66	20241066	91	20241091
17	20241017	42	20241042	67	20241067	92	20241092
18	20241018	43	20241043	68	20241068	93	20241093
19	20241019	44	20241044	69	20241069	94	20241094
20	20241020	45	20241045	70	20241070	95	20241095
21	20241021	46	20241046	71	20241071	96	20241096
22	20241022	47	20241047	72	20241072	97	20241097
23	20241023	48	20241048	73	20241073	98	20241098
24	20241024	49	20241049	74	20241074	99	20241099
25	20241025	50	20241050	75	20241075	100	20241100

Note:	The Company has assigned a unique ID number to each Selected Student Loan in the Data File. The Student Loan IDs referred to in this Exhibit are not the Company’s Student Loan ID numbers.

Exhibit B

ECMC Nelnet System Codes Document

Loan Type

Loan Type	Loan Type per Data File
CONH	CL
CONS	CL
CONS	CL
CONU	CL
CONV	CL
CONV	CL
GRAD	GB
PLUS	PL
SLS	SL
STAF	SF
STAU	SU

Subsidy Indicator

Loan Type	Subsidy Indicator
GRAD	N
PLUS	N
SLS	N
STAF	Y
STAU	N

Loan Status

Loan Status Code	Description
P30	Repayment
D10	DEFERMENT
D38	DEFERMENT
FFI	Forbearance
FFV	Forbearance
FDA	Forbearance
FFW	Forbearance
FFH	Forbearance

Guarantor

Guarantor Code	Guarantor Name
GLHEC	ASCENDIUM
ECMCA	EDUCATIONAL CREDIT MANAGEMENT CORPORATION

Exhibit C

ECMC Interest Rate Document

Exhibit D

Instructions

Attribute	Instructions
Interest Rate Type	Interest Rate is considered to be “Floating” if “Var Ir” field in the Inquire Loan File, Page 1 Screen indicates “Y”, else “Fixed”.
Current Statutory Borrower Interest Rate

(i) Locate the corresponding interest rate chart in the ECMC Interest Rate Document using the Loan Type information in the Data File,

(ii) compare the First Disbursement Date in the Data File to the first disbursement date range in the ECMC Interest rate Document, and

(iii) compare the corresponding interest rate in the “Interest Rate” column in the ECMC Interest Rate Document to the Current Statutory Borrower Interest Rate in the Data File.

Current Loan Balance	Add any amount under the “Applied to Principal” field in the Transaction History Document with a date under the “Processing Date” field in the Transaction History Document (i) on or after May 31, 2024, and (ii) before the retrieval date on the top right corner of the Inquire Loan File, Page 1 Screen.
Remaining Term

(i) For Selected Student Loans not in Income-Based Repayment plan as indicated under the “Payment Plan” field in the Data File, compare to the "Remaining” field on the Inquire Loan File, Page 1 Screen.

For Selected Student Loans in Income-Based Repayment plan, compare to the “No. Pmts Remaining” field on the Inquire Group File, Page 1 Screen.

(ii)  In the event (i) did not agree to the Remaining Term in the Data File, add (i) to the following:

(a)  For Selected Student Loans in deferment/forbearance status (as “deferment” or “forbearance” in the Status field in the Data File),

•   If status with deferment/forbearance processing date under “Proc Date Field” in Deferment/Forbearance History by Date Screen after May 31, 2024 and the End Date before May 31, 2024, add the number of cycle dates between May 31, 2024 and the date displayed at the top right corner of the Inquire Loan File, Page 1 Screen, or the Inquire Group File, Page 1 Screen;

•   If status with deferment/forbearance processing date under “Proc Date Field” in Deferment/Forbearance History by Date Screen after May 31, 2024 and the End Date after May 31, 2024 but before the date displayed at the top right corner of the Inquire Loan File, Page 1 Screen or Inquire Group Loan File, Page 1, add the number of cycle dates between End Date and the date displayed at the top right corner of the Inquire Loan File, Page 1 Screen, or the Inquire Group File, Page 1 Screen;

Exhibit D

Attribute	Instructions

•   If status with deferment/forbearance processing date under “Proc Date Field” in Deferment/Forbearance History by Date Screen before May 31, 2024 and the End Date after May 31, 2024 but after the date displayed at the top right corner of the Inquire Loan File, Page 1 Screen or Inquire Group Loan File, Page 1, add the number of cycle dates between End Date and the date displayed at the top right corner of the Inquire Loan File, Page 1 Screen, or the Inquire Group File, Page 1 Screen;

•   Else, add 0.

(b)  For Selected Student Loans other than Income-Based Repayment plan as indicated under the “Payment Plan” field in the Data File and in repayment status (as “repayment” in the Status field in the Data File),

•   If repayment status as of May 31, 2024 with the deferment/forbearance processing date under “Proc Date Field” in Deferment/Forbearance History by Date Screen after May 31, 2024, with Start Date before May 31, 2024 and End Date before date displayed at the top right corner of the Inquire Loan File, Page 1 Screen, or the Inquire Group File, Page 1 Screen, add the number of cycle dates between the Start Date and May 31, 2024, then minus the number of cycle dates between the End Date and the date displayed at the top right corner of the Inquire Loan File, Page 1 Screen, or the Inquire Group File, Page 1 Screen;

•   Else, add the number of cycle dates between May 31, 2024, and the date displayed at the top right corner of the Inquire Loan File, Page 1 Screen, or the Inquire Group File, Page 1 Screen.

(c)  For Selected Student Loans in Income-Based Repayment plan as indicated under the “Payment Plan” field in the Data File and in “repayment status” (as “repayment” in the Status field in the Data File), add the number of cycle dates between May 31, 2024, and the date displayed at the top right corner of Inquire Group File, Page 1 Screen.

For Selected Student Loan #48, the borrower changed from payment plan IBR-Perm Standard to IBR-Partial Financial Hardship in July 2024. Nelnet, on behalf of the Company, instructed us to take the total number of payments under the Display Borrower History Screen, minus the number of payments with $0 amount, minus all the deferment/forbearance months that included in the cycle date of the loan payments on the Deferment/Forbearance History by Date Screen, and minus number of months past due as shown under the C99 codes on the Display Borrower History Screen. We found the remaining term information to be in agreement with the Remaining Term in the Data File.

Loan Status

(i)   Compare the “Status” field on the Inquire Loan File, Page 1 Screen to the corresponding Loan Status on the ECMC Nelnet System Codes Document.

(ii)  Compare the Loan Status stated on the ECMC Nelnet System Codes Document to the Loan Status field in the Data File.

In the event the Loan Status on the ECMC Nelnet System Codes Document did not agree with the Loan Status in the Data File, compare the Loan Status field in

Exhibit D

Attribute	Instructions
the Data File to the “Loan Status” field as of May 31, 2024, in the Transaction History Document.
School Type

Compare the School Type as follows (Instructions are listed in order of priority until the attribute was agreed):

•     Compare the School ID in the “School” field on the Inquire Loan File, Page 1 Screen to the “School ID” field in the ECMC Nelnet School Type Document.

•     Compare to the corresponding School Type under the “School Type” field in the ECMC Nelnet School Type Document associated with the “School ID” in the ECMC Nelnet School Type Document

•     Consider the School Type to be “Consolidation” if the “Loan Type” field on the Inquire Loan File, Page 1 Screen was “Cons.”

For Selected Student Loan #29, the loan is Parent Loan for Undergraduate Student (“PLUS”) loan and the School ID in the “School” field on the Inquire Loan File, Page 1 was “000000.” The Company instructed us not to perform the procedures on this Selected Student Loan as this loan was a rehabilitated PLUS loan that was transferred into the SLS System from other lender in 2022, and the information on School Type was not available. This was not considered an exception.

Last Payment Date	In the event the Last Payment Date in the “Lst Pmt Dt” field on the Display Borrower Groups – All Screen did not agree with the Last Payment Date in the Data File, compare to the Last Payment Date in the Transaction History Document as of May 31, 2024.
Subsidy Indicator

•     "Y" in the "Subsidy Ind" field in the Data File represents that the Selected Student Loan is subsidized.

•     "N" in the "Subsidy Ind" field in the Data File represents that the Selected Student Loan is not subsidized.

Subsidy Indicator is considered to be “Y” and “N” if the “Gov Sub Sts” field on the Inquire Loan File, Page 1 indicates “G” and “B”, respectively. If the “Gov Sub Sts” field is blank, using the Loan Type in the “Loan Type” field on Inquire Loan File, Page 1 Screen, compare the corresponding Subsidy Indicator in the ECMC Nelnet System Codes Document for such Loan Type to Subsidy Indicator in the Data File.

Exhibit E

Exceptions List (as it relates to Procedure B)

Selected Student Loan Number	Student Loan ID Number	Attributes	Per Data File	Per Provided Information
37	20241037	Remaining Term	103	93
73	20241073	Remaining Term	161	163
10	20241010	Subsidy Indicator*	Y	N
33	20241033	Subsidy Indicator*	Y	N
53	20241053	Subsidy Indicator*	Y	N
61	20241061	Subsidy Indicator*	Y	N
63	20241063	Subsidy Indicator*	Y	N
68	20241068	Subsidy Indicator*	Y	N
72	20241072	Subsidy Indicator*	Y	N
77	20241077	Subsidy Indicator*	Y	N
83	20241083	Subsidy Indicator*	Y	N
89	20241089	Subsidy Indicator*	Y	N
97	20241097	Subsidy Indicator*	Y	N
100	20241100	Subsidy Indicator*	Y	N

*See additional procedures performed related to Subsidy Indicator under Procedure C.